NOTIFICATION OF REPURCHASE OFFER PURSUANT TO RULE 23c-3

1. Investment Company Act File Number 811-09249 Date of Notification: October 3, 2005

2.	Exact name of investment company as specified in registration statement:

Eaton Vance Institutional Senior Floating-Rate Fund

3.	Address of principal executive office:

255 State Street Boston, Massachusetts 02109

A.	[ X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of
Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule
23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Alan R. Dynner

Alan R. Dynner
Secretary

October 3, 2005

Dear Eaton Vance Institutional Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund’s next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is a legally required notification of the scheduled quarterly tender. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

The tender offer period will begin on October 3 and end on October 24, 2005. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund’s scheduled quarterly tender offers.

Should you wish to sell any of your shares during this tender offer period, all you have to do is contact your financial consultant or broker and tell him or her to process the tender offer transaction for you. You may be charged a transaction fee for this service by your financial consultant or broker.

All requests to tender shares must be received in good order by October 24, 2005.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or call your financial consultant or broker.

Sincerely,

Eaton Vance Shareholder Services

nt#3

October 3, 2005

Dear Eaton Vance Institutional Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund’s next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is a legally required notification of the scheduled quarterly tender. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

The tender offer period will begin on October 3 and end on October 24, 2005. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund’s scheduled quarterly tender offers.

If you wish to sell your shares for cash during this tender period, you can do so in one of two ways as follows:

1.	Complete the attached Tender Request Form and return it to the Fund’s transfer agent, PFPC Inc. by October 24, 2005.

2.	You may telephone your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm.

All documentation must be received in good order by October 24, 2005.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or you can also call us at 1-800-262-1122.

Sincerely,

Eaton Vance Shareholder Services

TENLTR

Please tender the shares designated below at a price equal to their net asset value per share (NAV) on the last day of the period in which the shares are offered for repurchase.

Eaton Vance Institutional Senior Floating-Rate Fund

Shares Tendered: (Please check all applicable and SIGN ON REVERSDE SIDE)

Payment and Delivery Instructions:

If wire instructions have not been provided with your application form, a check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

IMPORTANT: PLEASE SIGN THE REVERSE SIDE OF THIS FORM

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

  Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.
  If the shares are held of record by two or more joint holders, All Must Sign.
  If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to PFPC Inc. of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature Guaranteed by:

If you have any questions regarding this form, please call 1-800-262-1122 between 8:30 am and 8:00 pm.

Return to:	PFPC Inc., P.O. Box 9653, Providence, RI	02940-9653
Overnight Mail:	101 Sabin Street, Pawtucket, RI 02860

FORMCLASS

1.	The Offer. Eaton Vance Institutional Senior Floating-Rate Fund (the “Fund”) is offering to repurchase for cash up to twenty-five percent (25%) of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV”) as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein, and the related Notice and Tender Request Form, which together constitute the “Offer”. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.	Net Asset Value. The NAV of the Fund on September 28, 2005 was $9.41 per Share. The NAV can fluctuate. Please call Eaton Vance at 1-800-262-1122 for current price information.

3.	Repurchase Request Deadline. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, PFPC Inc., on or before 4:00 p.m., Eastern time on October 24, 2005.

4.	Repurchase Pricing Date. The NAV for the repurchase must be determined no later than November 7, 2005; however, the Fund intends to determine NAV on October 24, 2005, if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

6.	Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the net asset value of Senior Debt Portfolio, the investment company in which the Fund invests. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis.

7.	Withdrawal of Shares to be Repurchased. Shares tendered pursuant to the Offer may be withdrawn at any time prior to 4:00 p.m., Eastern time, on October 24, 2005.

8.	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Offer only: (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Notice and Tender Request Form.

For a copy of the Fund’s prospectus or other information, call Eaton Vance at 1-800-262-1122 or contact your financial adviser.

Dated: October 3, 2005

TENOFFER